                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                File No. 2-95928
                                                               File No. 811-4547

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

Pre-Effective Amendment No. ____                                             | |

Post-Effective Amendment No. 37                                              |X|
                            ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37                                                             |X|
             ----

                            VOYAGEUR MUTUAL FUNDS III
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania                19103
--------------------------------------------------------------------------------
             (Address of Principal Executive Offices)                 (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-1255
                                                                 --------------

  Eric E. Miller, Esquire 1818 Market Street, Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 15, 1999

It is proposed that this filing will become effective:

                _____immediately upon filing pursuant to paragraph (b) _X___on December 15, 1999 pursuant to paragraph (b) _____60 days after filing pursuant to paragraph (a)(1)
                _____on (date) pursuant to paragraph (a)(1)
                _____75 days after filing pursuant to paragraph (a)(2)
                _____on (date) pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Mutual Funds III, as successor issuer of Voyageur Mutual Funds III, Inc., is filing this amendment to the registration statement of Voyageur Mutual Funds III, Inc. and expressly adopts the registration statement of Voyageur Mutual Funds III, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---

     This Post-Effective Amendment No. 37 to Registration File No. 2-95928 includes the following:

               1.  Facing Page
               2.  Contents Page
               3.  Part A - Prospectuses*
               4.  Part B - Statement of Additional Information**
               5.  Part C - Other Information
               6.  Signatures
               7.  Exhibits

* This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Select Growth Fund and Delaware Growth Stock Fund Class A, Class B and Class C dated July 16, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on July 21, 1999. The Supplements to that Prospectus filed on August 10, 1999 and September 23, 1999 are incorporated herein by reference to the electronic filing of those Supplements made pursuant to Rule 497(e). This filing also contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Select Growth Fund and Delaware Growth Stock Fund Institutional Class dated July 16, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on July 21, 1999. The Supplements to that Prospectus filed on August 10, 1999 and September 23, 1999 are incorporated herein by reference to the electronic filings of those Supplements made pursuant to Rule 497(e).

This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Tax-Efficient Equity Fund Class A, Class B and Class C dated July 16, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on July 21, 1999. The Supplement to that Prospectus filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e). This filing also contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Tax-Efficient Equity Fund Institutional Class dated July 16, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on July 21, 1999. The Supplement to that Prospectus filed on August 10, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

** This filing contains a Supplement dated December 15, 1999 to the Statement of Additional Information for the Registrant dated July 16, 1999. That Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on July 23, 1999. The Supplement to the Statement of Additional Information filed on September 1, 1999 is incorporated herein by reference to the electronic filing of that Supplement made pursuant to Rule 497(e).

                                December 15, 1999

                           Delaware Select Growth Fund
                   (formerly Delaware Aggressive Growth Fund)
                           Delaware Growth Stock Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated July 16, 1999

On December 15, 1999, each Fund listed above was part of a reorganization from a Minnesota corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Funds or their investment operations; however, the name of the company of which the Funds are series has changed from Voyageur Mutual Funds III, Inc. to Voyageur Mutual Funds III.

                                December 15, 1999

                           Delaware Select Growth Fund
                   (formerly Delaware Aggressive Growth Fund)
                           Delaware Growth Stock Fund

                               Institutional Class
                Supplement to the Prospectus dated July 16, 1999

On December 15, 1999, each Fund listed above was part of a reorganization from a Minnesota corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Funds or their investment operations; however, the name of the company of which the Funds are series has changed from Voyageur Mutual Funds III, Inc. to Voyageur Mutual Funds III.

                                December 15, 1999

                       Delaware Tax-Efficient Equity Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated July 16, 1999

On December 15, 1999, the Fund was part of a reorganization from a Minnesota corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Voyageur Mutual Funds III, Inc. to Voyageur Mutual Funds III.

                                December 15, 1999

                       Delaware Tax-Efficient Equity Fund

                               Institutional Class
                Supplement to the Prospectus dated July 16, 1999

On December 15, 1999, the Fund was part of a reorganization from a Minnesota corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Voyageur Mutual Funds III, Inc. to Voyageur Mutual Funds III.

                                December 15, 1999

                            Voyageur Mutual Funds III

                           Delaware Select Growth Fund
                   (formerly Delaware Aggressive Growth Fund)
                           Delaware Growth Stock Fund
                       Delaware Tax-Efficient Equity Fund

                Class A * Class B * Class C* Institutional Class
    Supplement to the Statement of Additional Information dated July 16, 1999

On December 15, 1999, Voyageur Mutual Funds III, Inc. was reorganized from a Minnesota corporation to a Delaware business trust named Voyageur Mutual Funds III ("Mutual Funds III"). To reflect the reorganization, the language in the SAI is amended as follows:

         All references to Mutual Fund III's "directors" shall be replaced with the word "trustees."

         The last sentence in the first paragraph under the heading General Information, concerning the organization of Mutual Fund III, shall be replaced by the following sentences:

         Mutual Funds III was originally incorporated under the laws of the State of Minnesota in January 1985. On December 15, 1999, Mutual Funds III completed a reorganization that changed its state and form of organization from a Minnesota corporation to a Delaware business trust called Voyageur Mutual Funds III.

         The first two paragraphs under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Funds, shall be replaced by the following sentence:

         Mutual Funds III has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes.

The defined term "Mutual Funds III, Inc." shall be replaced with the term "Mutual Funds III" throughout the SAI.

                                     PART C

                                Other Information


Item 23.       Exhibits
               --------

               (a) Agreement and Declaration of Trust.

                   (1) Agreement and Declaration of Trust (December 17, 1998)
                       attached as Exhibit.

                   (2) Certificate of Trust (December 17, 1998) attached as
                       Exhibit.

               (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

               (c) Copies of All Instruments Defining the Rights of Holders.

                   (1) Agreement and Declaration of Trust. Articles III, V and
                       VI of Agreement and Declaration of Trust which is attached as Exhibit (a)(1).

                   (2) By-Laws. Article II of By-Laws which are attached as
                       Exhibit (b).

               (d) Investment Management Agreements.

                   (1) Form of Investment Management Agreement (December 1999)
                       between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund attached as Exhibit.

                   (2) Form of Sub-Advisory Agreement (December 1999) between
                       Delaware Management Company (a series of Delaware Management Business Trust) and Voyageur Asset Management, LLC on behalf of the Delaware Growth Stock Fund attached as Exhibit.

               (e) (1) Distribution Agreements.

                       (i) Executed Distribution Agreement (April 30, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Select Growth Fund and Delaware Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                       (ii) Executed Distribution Agreement (June 26, 1997)
                            between Delaware Distributors, L.P. and the Registrant on behalf of Delaware Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                        (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                        (3) Dealer's Agreement. Dealer's Agreement, as amended, (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                        (4) Mutual Fund Agreement for the Delaware Group of Funds, as amended, (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

               (f)      Inapplicable.

               (g)      Custodian Agreements.

                        (1) Custodian Contract between Norwest Bank Minnesota N.A. and the Registrant on behalf of Delaware Select Growth Fund and Delaware Growth Stock Fund (May 16, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed September 1, 1995.

                        (2) Custodian Agreement between The Chase Manhattan Bank (1997) (Module) and the Registrant on behalf of Delaware Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                        (3) Letter of notice (June 26, 1997) to add Delaware Tax-Efficient Equity Fund to Custodian Agreement between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed June 29, 1998.

               (h)      Other Material Contracts.

                        (1)   Executed Shareholder Services Agreement (April 30,
                              1997) between Delaware Service Company, Inc. and the Registrant on behalf of the each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                        (2)   Executed Fund Accounting Agreement (April 30,
                              1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997, Post-Effective Amendment No. 33 filed June 29, 1998 and Post-Effective Amendment No. 34 filed May 11, 1999.

               (i) Opinion of Counsel.  Attached as Exhibit.

               (j) Consent of Auditors.  Incorporated by reference to
                   Post-Effective Amendment No. 36 filed on July 16, 1999.

               (k) Inapplicable.

               (l) Letter of Investment Intent. Incorporated into this filing by reference to Pre-Effective Amendment No. 1.

               (m) Plans under Rule 12b-1.

                   (1) Plan under Rule 12b-1 for Class A (April 30, 1997) on
                       behalf of Delaware Select Growth Fund and Delaware Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                   (2) Plan under Rule 12b-1 for Class B (April 30, 1997) on
                       behalf of Delaware Select Growth Fund and Delaware Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                   (3) Plan under Rule 12b-1 for Class C (April 30, 1997) on
                       behalf of Delaware Select Growth Fund and Delaware Growth Stock Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                   (4) Plan under Rule 12b-1 for Class A (June 26, 1997) on
                       behalf of Delaware Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                   (5) Plan under Rule 12b-1 for Class B (June 26, 1997) on
                       behalf of Delaware Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

                   (6) Plan under Rule 12b-1 for Class C (June 26, 1997) on
                       behalf of Delaware Tax-Efficient Equity Fund incorporated into this filing by reference to Post-Effective Amendment No. 30 filed June 27, 1997.

               (n) Plan under Rule 18f-3.

                   (a) Plan under Rule 18f-3 (April 30, 1997) incorporated into this filing by reference to Post-Effective Amendment
                       No. 30 filed June 27, 1997.

                       (i) Amended Appendix A (December 18, 1997) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                       (ii) Amended Appendix A (1998) to Plan under Rule 18f-3
                            incorporated into this filing by reference to Post-Effective Amendment No. 19 filed October 2, 1998.

               (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds Funds filed November 22, 1999.

Item 24.       Persons Controlled by or under Common Control with Registrant.
               None

Item 25.       Indemnification. Article VI of the By-Laws attached as
               Exhibit (b).

Item 26.       Business and Other Connections of Investment Adviser.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Insured Funds, Voyageur Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two fiscal years is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

        (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for Delaware Growth Stock Fund. The Sub-Adviser also serves as sub-adviser to Voyageur Funds. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. The following persons serve as officers and/or directors of the Sub-Advisor.

                            Positions and Offices with
Name                        Voyageur Asset Management LLC
----                        -----------------------------

Frank C. Tonnemaker         Chief Executive Officer, Board Chairman and Director

James C. King               Director, Chief Investment Officer of Equities and
                            Member

Louis V. Nanne              Director, Executive Vice President and Member

Thomas J. Abood             Secretary and Director

Susan C. Beran              Treasurer, Vice President of Operations, Controller

Patrick M. Coleman          Senior Vice President, Director of Research

Toni H. Elavia              Executive Vice President, Senior Equity Portfolio
                            Manager

Steven P. Eldredge          Executive Vice President, Head of Tax-Exempt Fixed
                            Income

Jan M. Mowbray              Vice President, Portfolio Manager

Michael B. Rekas(1)         Senior Analyst

Randal W. Harrison          Vice President, Fixed Income Portfolio Manager

(1)  Equity Research Analyst, BancAmerica Robertson Stephens, San Francisco, CA.

Item 27.       Principal Underwriters.

        (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

        (b) Information with respect to each director, officer or partner of the principal underwriter is incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.

        (c)      Not Applicable.

Item 28.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Item 29.       Management Services.  None.

Item 30.       Undertakings.  Not Applicable.

               (b)    Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d)    Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 14 day of December, 1999.

                                       VOYAGEUR MUTUAL FUNDS III, INC.
                                                  By /s/David K. Downes
                                                     ------------------
                                                     David K. Downes
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                    Title                                      Date
-------------------------------------------- ----------------------------------------- ------------------------------------------
/s/ David K. Downes                          President, Chief Executive Officer,                    December 14, 1999
-------------------                          Chief Operating Officer/ Chief
David K. Downes                              Financial Officer (Principal Executive
                                             Officer, Principal Financial Officer
                                             and Principal Accounting Officer and
                                             Trustee)
/s/ Wayne A. Stork
------------------
Wayne A. Stork*                              Trustee                                                December 14, 1999

/s/ Walter P. Babich
--------------------
Walter P. Babich*                            Trustee                                                December 14, 1999

/s/ Anthony D. Knerr
--------------------
Anthony D. Knerr*                            Trustee                                                December 14, 1999

/s/ Ann R. Leven
----------------
Ann R. Leven*                                Trustee                                                December 14, 1999

/s/ Thomas F. Madison
---------------------
Thomas F. Madison*                           Trustee                                                December 14, 1999

/s/ Charles E. Peck
-------------------
Charles E. Peck*                             Trustee                                                December 14, 1999

/s/ Jan L. Yeomans
------------------
Jan L. Yeomans*                              Trustee                                                December 14, 1999

                             *By /s/ David K. Dawnes
                                 -------------------
                                 David K. Dawnes
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                             Exhibit
-----------                             -------

EX-99.A1                                Agreement and Declaration of Trust
                                        (December 17, 1998)

EX-99.A2                                Certificate of Trust (December 17, 1998)

EX-99.B                                 By-Laws

EX-99.D1 Form of Investment Management Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of each Fund

EX-99.D2 Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Voyageur Asset Management, LLC on behalf of the Delaware Growth Stock Fund

EX-99.I                                 Legal Opinion